Earnings per Share	6 Months Ended
Jun. 30, 2026
Earnings per Share [Abstract]
Earnings per Share
12.
Earnings per Share

Under the two-class method, net income, if any, is first reduced by the amount of dividends declared in respect of common shares for the current period, if any, and the remaining earnings are allocated to common shares and participating securities to the extent that each security can share the earnings assuming all earnings for the period are distributed.

Earnings are only allocated to participating securities in a period of net income if, based on the contractual terms, the relevant common shareholders have an obligation to participate in such earnings. As a result, earnings are only allocated to the Class A common shareholders.

	Six months ended June 30,
	2026	2025
Numerator:
Net income available to common shareholders	$180,737	$214,063

Denominator:
Class A Common shares
Basic weighted average number of Class A common shares outstanding	36,005,151	35,598,601
Plus weighted average number of RSUs with service conditions	647,268	87,133
Common share and common share equivalents, dilutive	36,652,419	35,685,734

Basic earnings per share:
Class A	5.02	6.01

Diluted earnings per share:
Class A	4.93	6.00